CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 USD ($) $ / shares shares
Common Class A
CONSOLIDATED BALANCE SHEETS
Units Subject to Possible Redemption	0
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	200,000,000
Common stock shares issued	7,906,250
Common stock shares outstanding	7,906,250
P3 Health Partners Inc.
CONSOLIDATED BALANCE SHEETS
Due to affiliates | $	$ 19,400,000
P3 Health Partners Inc. | VIE
CONSOLIDATED BALANCE SHEETS
Assets to settle obligations | $	800,000
Liabilities without recourse to company assets | $	$ 1,700,000
P3 Health Partners Inc. | Class D Preferred Units
CONSOLIDATED BALANCE SHEETS
Units Subject to Possible Redemption	16,130,034
Units Subject to Possible Redemption, Issuance Costs | $	$ 2,958,446